Offerings - Offering: 1	Oct. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	0.6450
Maximum Aggregate Offering Price	$ 3,225,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 280.58
Offering Note	This registration statement on Form S-8 relates to shares of common stock, $0.0001 par value per share (“Common Stock”), of Quanome Technologies, Inc. (the “Registrant”) to be issued under the Registrant’s 2025 Equity Incentive Plan. Pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers an indeterminate number of shares of Common Stock which may be offered or issued by reason of stock splits, stock dividends or similar transactions effected without the receipt of consideration that result in an increase in the number of outstanding shares of Common Stock of the Registrant.

The proposed maximum offering price per share of Common Stock is estimated in accordance with Rules 457(c) and 457(h) promulgated under the Securities Act solely for the purpose of calculating the registration fee and is based upon a price per share of $0.645, which is the average of the high and low prices per share of Common Stock on September 28, 2026, as reported on The Nasdaq Capital Market.